SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Restricted cash		$ 1,424		¥ 4,502		¥ 10,396
Contract assets		3,802		26,107	¥ 50,838	27,752
Amounts due from related parties		355		3,350		2,590
Prepayments and other current assets		16,439		109,455		119,996
Total current assets		196,686		1,633,413		1,435,679
Long-term investments		7,405		54,049		54,052
Property and equipment, net		1,120		10,385		8,173
Operating lease right-of-use assets		1,480		13,992		10,800
Intangible assets, net		1,590		14,294		11,609
Goodwill		7,457		54,427	54,427	54,427	¥ 121,805
Other non-current assets		498		3,528		3,639
Total assets		216,236		1,784,088		1,578,379
Accounts payable		13,081		87,729		95,485
Contract liabilities		41,937		363,228	359,801	306,112	¥ 285,936
Amounts due to related parties		21		205		154
Operating lease liabilities-current		801		10,300		5,843
Accrued expenses and other current liabilities		13,838		124,540		101,009
Total current liabilities		69,678		586,002		508,603
Operating lease liabilities-non current		648		2,164		4,731
Deferred income tax liabilities				7,507	10,701	7,116
Total liabilities		70,390		589,050		513,800
Revenues		78,578	¥ 573,566	571,024	593,634
Net loss		(19,557)	(142,757)	(409,722)	(974,898)
Net cash provided by/ (used in) operating activities		(24,693)	(180,240)	(516,202)	(567,270)
Net cash provided by/ (used in) investing activities		63,051	460,228	351,294	351,628
Net cash provided by/ (used in) financing activities					(52,765)
Net increase / (decrease) in cash and restricted cash		36,725	268,066	(144,816)	(129,612)
Cash and restricted cash at the beginning of the year		52,395	382,449	527,265	656,877
Cash and restricted cash at the end of the year		89,120	650,515	382,449	527,265
Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net		$ 53		704		389
Revenues			163	919	1,377
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				106,603		139,299
Restricted cash				4,502		10,396
Contract assets				26,107		27,752
Prepayments and other current assets				63,607		73,556
Total current assets				509,400		421,886
Long-term investments				54,049		54,052
Property and equipment, net				9,943		6,759
Operating lease right-of-use assets				11,094		6,856
Intangible assets, net				13,639		11,507
Goodwill				54,427		54,427
Other non-current assets				2,997		2,949
Total assets				655,549		558,436
Accounts payable				81,211		84,134
Contract liabilities				363,180		299,010
Operating lease liabilities-current				7,775		3,930
Accrued expenses and other current liabilities				58,859		60,321
Total current liabilities				2,728,417		2,655,390
Operating lease liabilities-non current				1,942		2,707
Deferred income tax liabilities				857		466
Total liabilities				2,731,216		2,658,563
Revenues			563,277	553,910	636,320
Net loss			(33,078)	(232,856)	(544,042)
Net cash provided by/ (used in) operating activities			46,516	(184,395)	(574,227)
Net cash provided by/ (used in) investing activities			(3,216)	(6,700)	26,940
Net cash provided by/ (used in) financing activities			(4,712)	218,926	437,759
Net increase / (decrease) in cash and restricted cash			38,588	27,831	(109,528)
Cash and restricted cash at the beginning of the year			111,106	83,275	192,803
Cash and restricted cash at the end of the year			¥ 149,694	111,106	¥ 83,275
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net				140,673		112,705
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net	[1]			50,144		49,603
Amounts due from related parties				117,764		8,575
Amounts due to related parties	[2]			¥ 2,217,392		¥ 2,207,995

[1]	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB704 and RMB389 as of December 31, 2023, and 2024.
[2]	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB205 and RMB 154 as of December 31, 2023 and 2024.